PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Tables
Schedule of Property, Plant and Equipment, Net

	Equipment, computers and systems	Leasehold improvements	Lab equipment	Office furniture	Total
	$ in thousand
Cost
Balance as at January 1, 2016	-	-	-	-	-
Additions	295	36	4	1	336
Balance as at December 31, 2016	295	36	4	1	336
Additions	147	53	-	2	202
Balance as at December 31, 2017	442	89	4	3	538

Depreciation
Balance as at January 1, 2016	-	-	-	-	-
Depreciation for the year	(30)	(1)	-	-	(31)
Balance as at December 31, 2016	(30)	(1)	-	-	(31)
Depreciation for the year	(132)	(8)	(1)	-	(141)
Balance as at December 31, 2017	(162)	(9)	(1)	-	(172)

Carrying amounts
At December 31, 2016	265	35	4	1	305
At December 31, 2017	280	80	3	3	366